Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2021	2022

	(In US$ thousands)
Cash and cash equivalents:
Cash	$2,423,703	$2,690,768
Short-term investments:
Bank time deposits	603,838	268,233
Wealth management products	107,224	212,195
Subtotal	711,062	480,428
Total cash, cash equivalents and short-term investments	$3,134,765	$3,171,196

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was US$85.8 million, US$77.3 million and US$105.4 million for the years ended December 31, 2020, 2021 and 2022, respectively, including US$52.3 million, US$46.1 million and US$87.2 million interest income from cash, cash equivalents and short-term investments for the periods presented. The maturity dates for the time deposits and wealth management products were within one year.